ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS [Abstract]
ACQUISITIONS

3.	ACQUISITIONS
During the year ended December 31, 2014, the Company completed the acquisitions of eight portfolios representing 16 senior housing properties for total consideration of $314,935, of which $195,144 was financed through debt issued in connection with the acquisitions, and the remainder paid in cash. Ten of these properties (nine AL/MC properties and one IL-only property) were integrated into the Company’s Managed Properties segment while the remaining six properties (four CCRC, one AL/MC and one IL-only (together, the “LCS Portfolio”)) are subject to triple net leases with a third party (“LCS”) and are included in the Company’s Triple Net Lease segment. Included in Resident fees and services, Rental revenue, and Net Loss is $16,327, $8,799, and $9,543, respectively, attributable to these acquisitions.

The Company has retained Holiday, Blue Harbor and JEA to manage two, seven and one of the properties, respectively, acquired in the Managed Properties segment during the year ended December 31, 2014.

During the year ended December 31, 2013, the Company completed the acquisitions of nine portfolios representing 72 senior housing properties. Seven of the portfolios (representing 21 properties) were integrated into the Company’s Managed Properties segment and the Company retained Holiday and Blue Harbor to manage 18 and three of the properties, respectively. Two portfolios (representing 51 properties) were integrated into the Triple Net Lease segment and were leased to Holiday.

The following table summarizes the acquisition date fair value of identifiable assets acquired and liabilities assumed in connection with the acquisitions completed in the years ended December 31, 2014 and December 31, 2013, in accordance with the acquisition method of accounting:

	2014 Acquisitions			2013 Acquisitions
	Managed Properties (A)	Triple Net Lease Properties	Total	Managed Properties (B)	Triple Net Lease Properties	Total
Real estate investments	$116,674	$143,869	$260,543	$268,011	$937,596	$1,205,607
In-place lease intangibles	15,301	39,894	55,195	31,673	57,830	89,503
Above/below market lease intangibles	—	819	819	—	5,049	5,049
Other intangibles	—	—	—	5,200	—	5,200
Assumed mortgage notes payable	—	—	—	(43,128)	—	(43,128)
Other assets, net of other liabilities	(70)	(1,552)	(1,622)	(2,157)	—	(2,157)
Total Consideration	131,905	183,030	314,935	259,599	1,000,475	1,260,074

Mortgage notes payable	(80,144)	(115,000)	(195,144)	(175,871)	(719,350)	(895,221)
Net assets	51,761	68,030	119,791	83,728	281,125	364,853
Total acquisition related expenses	$2,105	$993	$3,098	$5,810	$4,513	$10,323

(A)	Includes $50 for the fair value of earn-out consideration. The earn-out is limited to $750 as per the agreement.
(B)	Includes $1,500 for the fair value of earn-out consideration. In 2014, this earn-out was remeasured to zero.

The Company's acquisition accounting for transactions completed during the year ended December 31, 2014 is still preliminary (with the exception of properties acquired during the first quarter of 2014 for which the acquisition accounting has been finalized), pending the completion of various analyses and the finalization of estimates used in the determination of fair values. During the measurement period, additional assets or liabilities may be recognized if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets or liabilities as of that date. The preliminary measurement of net assets acquired may be adjusted after obtaining additional information regarding, among other things, asset valuations (including market and other information with which to determine fair values), liabilities assumed, the analysis of assumed contracts, and revisions of previous estimates. These adjustments may be significant and will be accounted for retrospectively.

During the year ended December 31, 2014, measurement period adjustments were made based on the valuation of assets acquired and liabilities assumed. For the year ended December 31, 2014, the adjustments included a decrease of $18,379 to real estate investments, an increase of $18,164 to in-place lease intangibles, an increase of $141 to above/below market lease intangibles and an increase of $74 to other liabilities. None of the measurement period adjustments had a material impact on the Company's previously reported results of operations.

The following table illustrates the effect of the acquisitions completed in the year ended December 31, 2014 on revenues and pre-tax net income (loss) as if they had been consummated as of January 1, 2013:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Revenues	$278,900	$267,822
Pre-tax net Income (loss)	$(55,028)	$(53,767)

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred as of January 1, 2013, nor are they necessarily indicative of future operating results.